Label	Element	Value
MFS® Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Commodity Strategy Fund Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objective is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 10 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) seeks to achieve the fund’s objective by providing exposure to the commodities markets through investing in commodity-linked derivatives rather than investing directly in commodities.  Commodities are assets with tangible properties, including oil, natural gas, agricultural products, and industrial and other precious metals.

MFS expects to gain exposure to the commodities markets by investing primarily in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (the “Subsidiary”).  MFS may also gain exposure to the commodities markets by investing the fund’s assets directly in commodity-linked notes.  The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options, and/or swaps.   The Subsidiary is advised by MFS and has the same objective, strategies, and restrictions as the fund, except that MFS gains exposure to the commodities markets for the Subsidiary by investing primarily in commodity-linked futures, options, and/or swaps instead of commodity-linked notes.  MFS may invest up to 25% of the fund’s assets (at the time of purchase) in the Subsidiary.

The fund’s direct and indirect investments in commodity-linked derivatives are leveraged (i.e., involves investment exposure greater than the amount of the investment). MFS expects the fund’s exposure to the commodities markets to be approximately equivalent to investing all of the fund’s investments in commodity-linked derivatives on an unleveraged basis.

MFS allocates the fund’s direct and indirect investments in commodity-linked derivatives among a variety of different commodities and commodity sectors based on proprietary quantitative models.

MFS generally invests substantially all of the fund’s assets not invested in the Subsidiary or commodity-linked notes in U.S. and foreign debt instruments.  In addition, the Subsidiary may also invest in U.S. and foreign debt instruments.  Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, asset-backed securities, and other obligations to repay money borrowed.  Of the fund’s direct and indirect investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

Some portion of the fund’s and the Subsidiary’s assets may be held in cash and/or debt instruments due to asset coverage and collateral requirements for the fund’s and the Subsidiary’s investments in derivatives.

MFS uses a bottom-up investment approach to buying and selling debt investments for the fund. Debt investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate debt instruments may also be considered.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Commodity-Related Investments Risk:  The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity. To the extent the fund focuses its investments in a particular asset of the commodities market, the fund will be more susceptible to risks associated with that particular asset.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Financial Services Exposure Risk:  Events that affect the financial services sector may have a significant adverse effect on the fund.

Subsidiary Risk:  The Subsidiary will not be registered as an investment company under the Investment Company Act of 1940 (the Act) and will not be subject to all of the investor protections of the Act, although the Subsidiary will be managed pursuant to compliance policies and procedures that are materially the same as the policies and procedures applicable to the fund. Changes in the laws impacting the fund or the Subsidiary could negatively affect the fund and its shareholders. By investing in the Subsidiary, the fund is exposed to all the risks associated with the Subsidiary’s investments.

Commodity-Linked Note Risk:  Commodity-linked notes have characteristics of both debt instruments and derivatives and are subject to the risks associated with investing in those types of investments. Commodity-linked notes can be highly volatile and less liquid than other types of investments.

Non-Diversification Risk:  Because MFS may invest a relatively large percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Tax Risk:  In order to qualify as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended, the fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income. If the fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the fund would be subject to the risk of diminished returns. The fund has obtained private letter rulings from the Internal Revenue Service confirming that income and gain produced by certain commodity-linked notes constitutes “qualifying income” to the fund and that income from the fund’s investments in the Subsidiary constitutes “qualifying income.” The tax treatment of investing in commodity-linked notes and the Subsidiary may be adversely affected by further legislation, Treasury Regulations, and/or guidance issued by the Internal Revenue Service.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of changes in, market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and/or that affect the debt market generally.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Geographic Focus Risk: The fund’s performance will be closely tied to the market, currency, economic, political, regulatory, geopolitical, and other conditions in the countries or regions in which the fund’s assets are invested.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Allocation Risk: MFS’ assessment of the risk/return potential of commodity sectors and the resulting allocation among commodity sectors may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. Investments selected using quantitative models may not produce the intended results due to the factors used in the models, the weight placed on each factor in the models, changing sources of market return, and technical issues in the design, development, implementation, and maintenance of the models (e.g., incomplete or inaccurate data, programming or other software issues, and technology failures).

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because MFS may invest a relatively large percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Bar Chart.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period(s) shown in the bar chart, the highest quarterly return was 10.64% (for the calendar quarter ended September 30, 2012) and the lowest quarterly return was (13.95)% (for the calendar quarter ended September 30, 2015).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.95%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2015)
MFS® Commodity Strategy Fund | Bloomberg Commodity Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses, or taxes) Bloomberg Commodity Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(24.66%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(13.47%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.78%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010
MFS® Commodity Strategy Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 679
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	899
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,816
Annual Return 2011	rr_AnnualReturn2011	(14.81%)
Annual Return 2012	rr_AnnualReturn2012	0.56%
Annual Return 2013	rr_AnnualReturn2013	(10.01%)
Annual Return 2014	rr_AnnualReturn2014	(16.90%)
Annual Return 2015	rr_AnnualReturn2015	(23.57%)
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(27.96%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(14.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.19%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010
MFS® Commodity Strategy Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(27.98%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(15.16%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.00%)
MFS® Commodity Strategy Fund | A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.76%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.65%)
MFS® Commodity Strategy Fund | B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 586
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	876
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,190
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,951
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	990
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,951
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes B Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(27.08%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(14.23%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.02%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010
MFS® Commodity Strategy Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 286
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	990
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,148
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	990
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,148
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes C Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(24.79%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(13.94%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.88%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010
MFS® Commodity Strategy Fund | I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes I Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(23.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(13.07%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.95%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010
MFS® Commodity Strategy Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 186
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	990
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,148
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes R1 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(24.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.88%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010
MFS® Commodity Strategy Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,601
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes R2 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(23.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.41%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010
MFS® Commodity Strategy Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,317
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes R3 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(23.45%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(13.29%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.18%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010
MFS® Commodity Strategy Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes R4 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(23.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(13.07%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.95%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010
MFS® Commodity Strategy Fund | R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes R5 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(23.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(13.07%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.95%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010

[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
[2]	Includes the expenses of the fund's subsidiary, MFS Commodity Strategy Portfolio.